Schedule of Investments
November 30, 2020 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.80%

Air Courier Services - 3.51%
Fedex Corp.	286	81,962

Aircraft Engines & Engine Parts - 3.22%
Honeywell International, Inc.	369	75,246

Biological Products (No Diagnostic Substances) - 1.74%
Biogen, Inc. (2)	169	40,589

Biotech & Pharmaceutical - 0.14%
Viatris Inc (2)	201	3,375

Electric Services - 2.66%
NextEra Energy, Inc.	844	62,110

Electrical Work - 2.64%
Quanta Services, Inc.	900	61,506

Electromedical & Electrotherapeutic Apparatus - 2.73%
Medtronic Plc. (Ireland)	560	63,672

Electronic Computers - 4.47%
Apple, Inc.	384	45,715
Dell Technologies, Inc. Class C (2)	850	58,676

		104,391

Food & Kindred Products - 2.18%
Nestle S.A. ADR (2)	459	50,986

Hospital & Medical Service Plans - 2.33%
Centene Corp. (2)	881	54,314

Measuring & Controlling Devices - 3.49%
Thermo Fisher Scientific, Inc.	175	81,371

National Commercial Banks - 5.74%
Citigroup, Inc.	1,150	63,330
JPMorgan Chase & Co.	600	70,728

		134,058

Petroleum Refining - 1.27%
Chevron Corp.	340	29,641

Pharmaceutical Preparations - 9.58%
Bristol-Myers Squibb Co.	909	56,722
Johnson & Johnson	392	56,714
Merck & Co., Inc.	598	48,073
Pfizer, Inc.	1,617	61,947

		223,456

Radio & Tv Broadcasting & Communications Equipment - 2.38%
Qualcomm, Inc.	377	55,483

Railroads, Line-Haul Operating - 2.62%
Union Pacific Corp.	300	61,224

Retail - Catalog & Mail-Order Houses - 2.04%
Amazon.com, Inc. (2)	15	47,521

Retail - Drug Stores And Proprietary Stores - 2.76%
CVS Health Corp.	950	64,401

Retail - Lumber & Other Building Materials Dealers - 2.18%
Lowe's Cos., Inc.	327	50,953

Retail - Variety Stores - 2.94%
WalMart, Inc.	449	68,603

Semiconductors & Related Devices - 7.04%
Braodcom, Inc.	114	45,780
Intel Corp.	900	43,515
NVIDIA Corp.	140	75,048

		164,343

Services - Business Services - 7.43%
Accenture Plc. Class A (Ireland)	208	51,810
MasterCard, Inc. Class A	194	65,283
PayPal Holdings, Inc. (2)	263	56,314

		173,407

Services - Computer Programming, Data Processing, Etc. - 5.38%
Alphabet, Inc. Class A (2)	40	70,176
Facebook, Inc. Class A (2)	200	55,394

		125,570

Services - Prepackaged Software - 5.82%
Adobe, Inc. (2)	93	44,497
Intuit, Inc.	138	48,579
Microsoft Corp.	200	42,814

		135,890

Telephone Communications (No Radio Telephone) - 2.50%
Verizon Communications, Inc.	965	58,296

Total Common Stock	(Cost $ 1,765,952)	2,072,368

Real Estate Investment Trusts - 1.33%

Duke Realty Corp.	816	31,057

Total Registered Investment Companies	(Cost $ 27,953)	31,057

Money Market Registered Investment Companies - 9.51%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	221,900	221,900

Total Money Market Registered Investment Companies	(Cost $ 221,900)	221,900

Total Investments - 99.64%	(Cost $ 2,015,806)	2,325,325

Other Assets less Liabilities - .36%		8,374

Total Net Assets - 100.00%		2,333,699

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$2,325,325	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,325,325	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.